PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2019 USD ($) $ / shares shares	Jul. 31, 2019 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2020 USD ($) day shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jul. 29, 2020 CAD ($) shares	Mar. 31, 2020 shares
Schedule of Partnership Units [Line Items]
Repurchase Of Equity | $						$ 29,000,000
Proceeds from issuing shares | $			$ 3,000,000	$ 2,000,000	$ 5,000,000	4,000,000
Volume weighted average of trading price, number of trading days | day					5
Issue of equity | $			$ 3,000,000	$ 2,000,000	$ 5,000,000	$ 4,000,000
Brookfield Secondary Offering, Shares Issued | shares									5,000,000
Preferred Unitholders Capital [Member]
Schedule of Partnership Units [Line Items]
Preferred Units, Units Repurchased | shares						100,000
Repurchase of Preferred Equity | $					$ 0	$ 1,000,000	$ 1,000,000
Special General Partner | Issued capital [member]
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding | shares			1,600,000	1,600,000	1,600,000	1,600,000
Partners' Capital Account, Units, Treasury Units Purchased1 | shares					0		0
Repurchase Of Equity | $					$ 0		$ 0
Issued for cash | shares					0		0
Issue of equity | $					$ 0		$ 0
Class A Shares of BIPC conversion, shares | shares					0		0
Class A Shares of BIPC conversion, value | $					$ 0		$ 0
Limited Partners 1 [Member]
Schedule of Partnership Units [Line Items]
Repurchase Of Equity | $						$ 28,000,000
Class A shares to Limited Partner Units, Conversion Ratio | shares			1		1
Issue of equity | $			$ 3,000,000	$ 2,000,000	$ 5,000,000	$ 4,000,000
Exchange LP Units to Limited Partner Units, Conversion Ratio | shares			1		1
Limited Partners 1 [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding | shares			294,700,000	279,700,000	294,100,000	278,900,000
Partners' Capital Account, Units, Treasury Units Purchased1 | shares						800,000	(800,000)
Repurchase Of Equity | $						$ 28,000,000	$ 28,000,000
Share Repurchase Related Cost | $						$ 1,000,000
Issued for cash | shares	13,500,000				200,000		13,800,000
Number of share issued, price per share | $ / shares	$ 42.5
Proceeds from issuing shares | $	$ 575,000,000
Share issue related cost | $	24,000,000
Dividend reinvestment plan, unit issued (less than) | shares					200,000	200,000
Dividend reinvestment plan, proceeds | $					$ 5,000,000	$ 4,000,000
Issue of equity | $			$ 3,000,000	$ 2,000,000	$ 5,000,000	$ 4,000,000	$ 559,000,000
Class A Shares of BIPC conversion, shares | shares					1,300,000		0
Class A Shares of BIPC conversion, value | $					$ 18,000,000		$ 0
Non-controlling Interest - Redeemable Partnership Units [Member]
Schedule of Partnership Units [Line Items]
Increase (decrease) in equity | $	8,000,000
Non-controlling Interest - Redeemable Partnership Units [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding | shares			121,900,000	115,800,000	121,900,000	115,800,000
Issued for cash | shares		6,100,000			0		6,100,000
Proceeds from issuing shares | $	$ 250,000,000
Issue of equity | $					$ 0		$ 250,000,000
Brookfield Secondary Offering, Proceeds | $									$ 305
Non-controlling Interest - Class A Shares, equity [Member]
Schedule of Partnership Units [Line Items]
Class A shares to Limited Partner Units, Conversion Ratio | shares			1		1
Non-controlling Interest - Class A Shares, equity [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Number Of Shares Issued1, non cash | shares					46,300,000		0
Class A Shares of BIPC conversion, shares | shares					(1,300,000)		0
Class A Shares of BIPC conversion, value | $					$ 18,000,000		$ 0
Non-controlling Interest - Exchange LP Units, equity [Member]
Schedule of Partnership Units [Line Items]
Exchange LP Units to Limited Partner Units, Conversion Ratio | shares			1		1
Non-controlling Interest - Exchange LP Units, equity [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Issued for cash | shares								5,700,000
Issue of equity | $								$ 232,000,000
Exchange LP unit special distribution, value | $					$ 0
Exchange LP unit special distribution, shares | shares					100,000		0
Exchange LP unit conversion, shares | shares					(200,000)	3,100,000	(3,200,000)
Exchange LP unit conversion, value | $					$ (2,000,000)	$ (51,000,000)	$ 53,000,000
Bottom of range | Limited Partners 1 [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased1 | shares					0
Repurchase Of Equity | $					$ 0
Bottom of range | Non-controlling Interest - Exchange LP Units, equity [Member]
Schedule of Partnership Units [Line Items]
Brookfield Infrastructure Corporation, Special Distribution, Exchange LP Units, Conversion Ratio | shares										1
Top of range | Limited Partners 1 [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased1 | shares					100,000
Repurchase Of Equity | $					$ 1,000,000
Top of range | Non-controlling Interest - Exchange LP Units, equity [Member]
Schedule of Partnership Units [Line Items]
Brookfield Infrastructure Corporation, Special Distribution, Exchange LP Units, Conversion Ratio | shares										9